SUMMARY OF SIGNIFICANT ACCOUNTING POLICY (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Concentrations of credit risk

	December 31, 2021	December 31, 2020

Percentage of the Company’s accounts receivable
Customer A	16.37%	26.33%
Customer B	59.53%	73.67%
Customer C	16.30%	–
	92.20%	100.00%

The following table sets forth a summary of single suppliers who represent 10% or more of the Company’s total purchase:

	For the years ended December 31,
	2021	2020

Percentage of the Company’s purchase
Supplier A	48.76%	100%
Supplier B	15.14%	–
Supplier C	14.26%	–
	78.16%	100%

Property and Equipment Useful Lives

Useful life
Leasehold improvements	Shorter of the remaining lease terms and estimated useful lives
Furniture and fixture	5 years
Equipment	3 years
Vehicle	5 years